Right-Of-Use Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Right-Of-Use Assets and Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

As of June 30, 2026, the maturities of the Company’s operating lease liabilities were as follows:

Year	Amount
Remainder of 2026	$223,240
2027	131,859
2028	21,775
Total lease payments	376,874
Less: imputed interest	(9,355)
Present value of operating lease liabilities	$367,519

Operating lease liabilities current	$325,126
Operating lease liabilities non-current	42,393
$367,519